Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
Loss for the period	£ (5,357)	£ (6,394)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5)	(5)
Other comprehensive expense for the period	(5)	(5)
Total comprehensive loss for the period	(5,362)	(6,399)
Attributable to:
Equity holders of the Company	£ (5,362)	£ (6,399)